Share-based payments (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Payments Details Narrative
Compensation expenses	€ 4,600	€ 900	€ 200